Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended				6 Months Ended				12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2020		Mar. 31, 2019		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Income Statement [Abstract]
Revenues	$ 1,071		$ 1,090		$ 2,327		$ 2,293		$ 4,475		$ 4,005		$ 3,576
Costs and expenses:
Cost of revenue	(535)		(559)		(1,200)		(1,185)		(2,401)		(2,171)		(1,931)
Selling, general and administrative expenses (a)	(538)	[1]	(354)	[1]	(917)	[1]	(730)	[1]	(1,510)	[2]	(1,411)	[2]	(1,222)	[2]
Amortization expense	(47)		(55)		(94)		(109)		(208)		(206)		(201)
Total costs and expenses	(1,120)		(968)		(2,211)		(2,024)		(4,119)		(3,788)		(3,354)
Operating (loss) income	(49)		122		116		269		356		217		222
Loss on extinguishment of debt	0		0		0		(3)		(7)		(31)		(35)
Interest expense, net	(33)		(36)		(66)		(72)		(142)		(138)		(149)
Other (expense) income	(4)		29		(9)		57		60		394		(40)
(Loss) income before income taxes	(86)		115		41		251		267		442		(2)
Income tax (expense) benefit	12		(48)		7		(98)		(9)		(130)		151
Net (loss) income	(74)		67		48		153		258		312		149
Less: Income attributable to noncontrolling interest	0		0		(2)		0		(2)		(5)		(6)
Net (loss) income attributable to Warner Music Group Corp.	$ (74)		$ 67		$ 46		$ 153		$ 256		$ 307		$ 143
Net (loss) income per share attributable to Warner Music Group Corp.'s stockholders:
Basic and Diluted	$ (0.15)		$ 0.13		$ 0.09		$ 0.30		$ 0.51		$ 0.61		$ 0.29
Weighted average common shares:
Basic and Diluted	501,991,944		501,991,944		501,991,944		501,991,944		501,991,944		502,630,835		503,392,885

[1]	Includes depreciation expense: $ (14) $ (14) $ (38) $ (28)
[2]	Includes depreciation expense of: $ (61) $ (55) $ (50)